Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Recapitalization
Schedule of consummation of merger

Shares
Ordinary shares of Golden Path, outstanding prior to Merger	575,000
Less redemption of Golden Path shares	(218,247)
Public shares following redemptions	356,753
Shares issued upon closing to public shareholders (from rights)	57,500
Founder (Sponsor) Shares	170,800
Shares issued upon closing to Sponsor (from rights)	2,705
Shares issued upon closing to Finder (engaged Peace Asset)	38,000
MC shares	4,455,446
Total shares of common stock immediately after Merger	5,081,204